NET INCOME/(LOSS) PER SHARE (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Incomeloss Per Share Details 1
Income / (Losses) available for common shareholders	$ (42,263)	$ 893,346
Basic weighted average common shares outstanding	8,184,126	8,138,018	8,180,428	7,830,909
Basic income / (loss) per share	$ (0.01)	$ 0.11	$ 0.20	$ 0.17
Diluted weighted average common shares outstanding	8,184,126	8,527,826	8,577,597	8,951,051
Diluted income / (loss) per share	$ (0.01)	$ 0.10	$ 0.20	$ 0.14